THE VANTAGEPOINT FUNDS
Supplement dated June 10, 2010 to the Statement of Additional Information
dated May 1, 2010
This supplement changes the disclosure about the Vantagepoint Asset Allocation Fund in the Statement of Additional Information and provides new information that should be read together with the Statement of Additional Information.
The Eligible Investments chart found on page 11 of the Statement of Additional Information is revised to provide that the Vantagepoint Asset Allocation Fund can invest in Foreign Equity Securities.